UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Onslow Bay Funding LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

__X__	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001658638

OBX 2021-NQM1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Michael Fania, (212) 696-0100

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.01       Opus Capital Markets Consultants, LLC (“Opus”) Narrative

99.02       Opus Agency Grading Report

99.03       Opus ATR Report

99.04       Opus Data Compare Report

99.05       Opus Valuation Report

99.06       Covius Real Estate Services, LLC (“Covius”) Narrative

99.07       Covius Agency Grading Report

99.08       Covius ATR QM Report

99.09       Covius Grades Report

99.10       Covius Tape Compare Report

99.11       Covius Valuation Report

99.12       Edge Mortgage Advisory Company LLC (“Edgemac”) Narrative

99.13       Edgemac Exception Report

99.14       Edgemac Loan Exception Report

99.15       Edgemac Rating Agency Grades Report

99.16       Edgemac Supplemental Data Report

99.17       Edgemac Tape Compare Report

99.18       Edgemac Valuation Report

99.19       Evolve Mortgage Services (“Evolve”) Narrative

99.20       Evolve Rating Agency Grades Report

99.21       Evolve Exception Detail Report

99.22       Evolve Valuation Report

99.23       Evolve Data Compare Report

99.24       Evolve QM ATR Data Report

99.25       Evolve Business Purpose Report

99.26       Inglet Blair, LLC (“Inglet Blair”) Narrative

99.27       Inglet Blair Loan Summary Report

99.28       Inglet Blair Exception Detail Report

99.29       Inglet Blair Final Grading Summary Report

99.30       Inglet Blair Data Compare Report

99.31       Inglet Blair Valuation Report

99.32       Inglet Pay History Report

99.33       AMC Diligence, LLC (“AMC”) Narrative

99.34       AMC Rating Agency Grades Report

99.35       AMC Exception Grades Report

99.36       AMC Valuation Summary Report

99.37       AMC Supplemental Data Report

99.38       AMC Business Purpose Report

99.39       AMC Data Compare Report

99.40       AMC Itemized 1 Report

99.41       AMC Upload Report

99.42       AMC Tax Lien Report

99.43       AMC Senior Lien Report

99.44       AMC Assignment Modification Report

99.45       AMC Junior Mortgage Report

99.46       AMC Subordinate DQ Report

99.47       AMC Subordinate Judgment Report

99.48       AMC Exception Report

99.49       AMC Itemized 2 Report

99.50       AMC Cash Flow Report

99.51       AMC Cash Settlement Report

99.52       AMC Pay History Report

99.53       AMC Pay String Report

99.54       Clayton Services LLC (“Clayton”) Narrative

99.55       Clayton Conditions Summary Report

99.56       Clayton Conditions Detail Report

99.57       Clayton Loan Grades Report

99.58       Clayton Loan Level Tape Compare Report

99.59       Clayton Non ATR QM Report

99.60       Clayton Rating Agency ATR QM Data Report

99.61       Clayton Valuation Summary Report

99.62       Clayton Pay History I Report

99.63       Clayton Pay History II Report

99.64       Clayton Pay History III Report

99.65       Clayton Servicing Comment Report

99.66       Clayton Risk Summary Report

99.67       Clayton Main Detail Report

99.68       Clayton Assignment Verification Report

99.69       Consolidated Analytics, Inc. (“CA”) Narrative

99.70       CA Due Diligence Report

99.71       CA Grading Summary Report

99.72       CA Pay History Report

99.73       CA Valuation Summary Report

99.74       CA Data Compare Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ONSLOW BAY FUNDING LLC

Date: March 11, 2021	/s/ Michael Fania
Name: Michael Fania
Title: Authorized Signatory